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VIA EDGAR

May 1, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    VanEck Vectors ETF Trust
     Securities Act File No. 333-123257
     Investment Company Act File No. 811-10325
Ladies and Gentlemen:
On behalf of VanEck Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 2,664 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2020, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2020.
No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Allison M. Fumai at (212) 698-3526.

Very truly yours,
/s/ Allison M. Fumai
Allison M. Fumai